COLONIAL INVESTMENT GRADE MUNICIPAL TRUST   Semiannual report

JUNE 30, 1998

[Photo -- Statehouse]

                COLONIAL INVESTMENT GRADE MUNICIPAL TRUST HIGHLIGHTS

                         JANUARY 1, 1998 - JUNE 30, 1998

INVESTMENT OBJECTIVE: Seeks as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds.

PORTFOLIO MANAGER COMMENTARY: "Conditions for fixed-income investments improved slightly during the period. By the end of the period, lower interest rates helped push the prices of U.S. government and corporate bonds higher. Although they followed a similar pattern, municipal bond prices did not rise as much as other fixed-income securities because there was a greater supply than market demand could easily absorb. The Fund's performance was affected by this relatively flat rate environment and also by the significant underperformance of one of its holdings."

                                        --  William Loring

               COLONIAL INVESTMENT GRADE MUNICIPAL TRUST PERFORMANCE

Distributions declared per share(1)            $0.306

                                         NAV         MARKET PRICE
Six-month total return, assuming
reinvestment of all distributions        1.75%            4.07%
Price per share                        $11.31           $10.69

TOP FIVE SECTORS
(as of 6/30/98)
General Obligation..............  16.4%
Special Non-property Tax........   9.5%
Turnpike........................   9.4%
Hospital........................   7.8%
State Appropriated..............   7.7%


[Pie Chart]

QUALITY BREAKDOWN
(as of 6/30/98)
SHORT-TERM OBLIGATIONS:            0.5%

AAA:                              55.8%

A:                                 7.1%

BBB:                              10.2%

AA:                               12.1%

NON-RATED:                        14.3%

(1) A portion of the Trust's income may be subject to the alternative minimum tax.

The Trust may at times purchase tax-exempt securities at a discount, and some or all of this discount may be included in the Trust's ordinary income which will be taxable when distributed.

Sector and quality breakdowns are calculated as a percent of total investments, including short-term obligations. Because the Trust is actively managed, there can be no guarantee the Trust will continue to maintain these quality weightings or invest in these sectors in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications
(SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial's defined criteria as used in the investment process.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

                          [PHOTO OF STEPHEN E. GIBSON]

In June 1998, Harold Cogger retired as president of Colonial Investment Grade Municipal Trust. I would like to take this opportunity to thank him for his guidance over the past few years and wish him well. As the new president of the Trust, I am pleased to present the semiannual report for the six months ended June 30, 1998.

A variety of factors caused bond prices to seesaw during the period, as different sectors of the economy provided mixed signals to fixed-income investors. The economic turmoil in Southeast Asia, its potential to slow U.S. economic growth and the possibility of interest rate increases by the Federal Reserve Board were strong contributors to price volatility. By the end of the period, fixed-income investors saw improving economic conditions. With hints that growth might slow, investors' fear of inflation was reduced. As interest rates dropped, bond prices finished on a positive note.

The tax-exempt market in which the Fund invests showed a similar pattern. In addition to the trends mentioned above, supply and demand factors contributed towards rising and declining prices during the period.

Municipal bond funds such as Colonial Investment Grade Municipal Trust offer investors a number of benefits including attractive after-tax income and a means to diversify your fixed-income portfolio.

Thank you for choosing Colonial Investment Grade Municipal Trust and for giving us the opportunity to serve your investment needs.

Respectfully,


/s/ Stephen E. Gibson

Stephen E. Gibson
President
August 11, 1998




Because market and economic conditions change, there can be no assurance that the trends described above will continue.

                              INVESTMENT PORTFOLIO
                     JUNE 30, 1998 (UNAUDITED, IN THOUSANDS)

MUNICIPAL BONDS - 97.6%                                        PAR        VALUE
--------------------------------------------------------------------------------
EDUCATION - 4.9%
  EDUCATION - 3.6%
  CA State Educational Facilities
   Authority, Santa Clara University,
   Series 1996,
                       5.000%  09/01/15                     $  1,050    $  1,043
  MA State Industrial Finance Agency,
   Tabor Academy,
   Series 1998,
                       5.400%  12/01/28                        1,000         995
  MN University of Minnesota:
   Series 1996 A,
                       5.750%  07/01/14                          500         549
   Series 1999 A,
                       5.500%  07/01/21                        2,000       2,119
                                                                        --------
                                                                           4,706
                                                                        --------

  STUDENT LOAN - 1.3%
  NE Higher Educational Loan Program,
   Series 1993 A-6,
                       6.450%  06/01/18                        1,500       1,667
                                                                        --------
 ................................................................................

HEALTHCARE - 15.1%
  HOSPITAL - 7.7%
  AL Alabama Special Care Facilities Authority,
   Montgomery Healthcare,
   Series 1989,
                      11.000%  10/01/19                          945         962
  FL Orange County Health Facilities Authority,
   Orlando Regional Healthcare System,
   Series 1996 C,
                       6.250%  10/01/13                        2,460       2,842
  IL Health Facility Authority,
   Series 1992 B, IFRN (variable rate),
                       9.770%  05/01/21                          700         832
  MN Rochester,
   Mayo Foundation, Series 1998 A,
                       5.500%  11/15/27                        1,000       1,032
  NH Higher Educational and Health Facilities
   Catholic Medical Center, Series 1989,
                       6.000%  07/01/17                        2,500       2,528
  TN Metropolitan Government,
   Nashville & Davidson Counties,
   Meharry Medical College,
   Series 1996,
                       6.000%  12/01/16                        1,575       1,771
                                                                        --------
                                                                           9,967
                                                                        --------

                       Investment Portfolio/June 30, 1998
--------------------------------------------------------------------------------

  INTERMEDIATE CARE FACILITIES - 2.0%
  IN Wabash First Mortgage,
   Hoosier Care, Inc.,
   Series 1989-A,
                       9.750%  08/01/19                     $  1,440    $  1,525
  TN Shelby County, Health, Education,
   & Housing Facilities Board, Open Arms
   Development Center:
   Series 1992-A,
                       9.750%  08/01/19                          465         553
   Series 1992-C,
                       9.750%  08/01/19                          465         553
                                                                        --------
                                                                           2,631
                                                                        --------

  NURSING HOME - 5.4%
  CO Health Care Facilities Authority
   Pioneer Health Care, Series 1989,
                      10.500%  05/01/19                        1,710       1,804
  DE State Economic Development Authority,
   Churchman Village Project,
   Series A,
                      10.000%  03/01/21                          975       1,180
  FL Escambia County,
   Beverly Enterprises-Florida, Inc.,
   Series 1985,
                       9.800%  06/01/11                          185         203
  KY Jefferson County Health Facilities
   Beverly Enterprises, Inc.,
   Series 1985-B,
                       9.750%  08/01/07                          710         759
  PA Chester County Industrial Development,
   Pennsylvania Nursing Home, Inc., 1st Mortgage,
   Series 1989,
                      10.125%  05/01/19                        1,204       1,108
  PA Delaware County Authority,
   Main Line and Haverford Nursing,
   Series 1992,
                       9.000%  08/01/22                          600         697
  WI State Health & Educational Facilities
   Authority, Metro Health Foundation, Inc.,
   Series 1993,
                      10.000%  11/01/22 (a)                    1,300       1,300
                                                                        --------
                                                                           7,051
                                                                        --------

 ................................................................................
HOUSING - 5.1%
   ASSISTED LIVING/SENIOR - 0.4%
   TX Bell County Health Facilities
   Development Corp., Care Institutions, Inc.
                       9.000%  11/01/24                          500         578
                                                                        --------

                       Investment Portfolio/June 30, 1998

--------------------------------------------------------------------------------
MUNICIPAL BONDS  - CONT.                                       PAR        VALUE
--------------------------------------------------------------------------------
HOUSING - CONT.
  MULTI-FAMILY - 2.6%
  FL State Housing Finance Agency,
   Windsong Apartments,
   Series 1993 C,
                       9.250%  01/01/19                     $    240    $    192
  MN White Bear Lake,
   Birch Lake Townhomes Project:
   Series 1989-A,
                      10.250%  07/15/19                          775         789
   Series 1989-B,
                        (b)    07/15/19 (c)                      716         217
  Resolution Trust Corp., Pass
   Through Certificates, Series 1993-A,
                       8.500%  12/01/16 (d)                    2,124       2,206
                                                                        --------
                                                                           3,404
                                                                        --------
  SINGLE FAMILY - 2.1%
  IN State Housing Finance Authority
   Single Family Mortgage-GNMA
   Series 1990-D,
                       7.800%  01/01/22                          135         141
  LA Louisiana Housing Finance Agency,
   Residual Lien Mortgage, Series 1992,
                       7.375%  09/01/13 (b)                      650         690
  MA State Housing Finance Agency,
   Series 1988 B,
                       8.100%  08/01/23                          110         114
  NE State Investment Finance Authority,
                       7.550%  03/15/22                          100         105
  OH State Housing Finance Agency,
   Series B-4,  IFRN (variable rate),
                       9.740%  03/31/31                        1,465       1,645
                                                                        --------
                                                                           2,695
                                                                        --------
 ................................................................................
OTHER - 5.8%
  REFUNDED/ESCROWED (e)
  CA San Joaquin Hills Transportation
   Corridor Agency,
   Series 1993,
                        (f)    01/01/23                        5,250       1,510
  CO Denver City and County Airport:
   Series A,
                       8.500%  11/15/23                          175         196
   Series B,
                       7.250%  11/15/23                          205         234
  DC Hospital Revenue,
   Washington Hospital Center Corp.,
   Series 1990 A,
                       8.750%  01/01/15                          615         694

                       Investment Portfolio/June 30, 1998
--------------------------------------------------------------------------------

  DE State Economic Development Authority,
   Riverside Hospital,
   Series 1992 A,
                       9.500%  01/01/22                     $    230    $    291
  FL Clearwater Housing Authority,
   Hampton Apartments,
   Series 1994,
                       8.250%  05/01/24                          700         859
  FL Pinellas County Health Facilities
   SunCoast Health System,
   Sun Coast Hospital,
   Series 1990-A,
                       8.500%  03/01/20                          840         918
  MI Wayne County Building Authority,
   Series 1992 A,
                       8.000%  03/01/17                          250         286
  MN Mille Lacs Capital Improvement Authority,
   Mille Lacs Band of Chippewa,
   Series 1992 A,
                       9.250%  11/01/12                          255         312
  NC Lincoln County,
   Lincoln County Hospital,
                       9.000%  05/01/07                          160         192
  TN Metropolitan Government, Nashville &
   Davidson Counties,
                       6.150%  05/15/25                        1,000       1,089
  TX Bexar Metropolitan Water District,
                       5.000%  05/01/19                        1,000       1,016
                                                                        --------
                                                                           7,597
                                                                        --------

 ................................................................................
OTHER REVENUE - 1.6%
  HOTELS - 0.3%
  MN Minneapolis,
   Holiday Inn Metrodome Project,
                       6.000%  12/01/01                          350         353
                                                                        --------

  INDUSTRIAL - 1.3%
  MN Brooklyn Park,
   TL Systems Corp.,
   Series 1991,
                      10.000%  09/01/16                          925       1,134
  MN Buffalo,
   Von Ruden Manufacturing, Inc.,
   Series 1989,
                      10.500%  09/01/14                          535         575
                                                                        --------
                                                                           1,709
                                                                        --------

                       Investment Portfolio/June 30, 1998

--------------------------------------------------------------------------------
MUNICIPAL BONDS  - CONT.                                         PAR       VALUE
--------------------------------------------------------------------------------
RESOURCE RECOVERY - 0.2%
  DISPOSAL
  MA State Industrial Finance Agency,
   Peabody Monofill Associates, Inc.,
   Series 1995,
                       9.000%  09/01/05                     $    240    $    267
                                                                        --------

 ................................................................................
TAX-BACKED - 35.4%
  LOCAL APPROPRIATED - 1.7%
  CA San Diego County,
   Central Jail Project,
                       5.000%  10/01/25                        1,000         974
  TX Houston Independent School District
   Public Facilities Corp.,
   Series 1998 A,
                        (f)    09/15/13                        2,500       1,167
                                                                        --------
                                                                           2,141
                                                                        --------

  LOCAL GENERAL OBLIGATIONS - 11.4%
  CO El Paso County School District No. 11,
   Series 1996,
                       7.125%  12/01/19                        1,870       2,392
  CO Highlands Ranch Metropolitan District,
   Series 1996,
                       6.500%  06/15/11                        1,375       1,616
  IL Chicago,
   Series 1995 A-2,
                       6.250%  01/01/14                        1,480       1,700
  IL St. Clair County Public
   Building Commission,
                        (f)    12/01/13                        2,000         923
  MI Grand Ledge Public School District,
   Series 1995,
                       5.375%  05/01/24                        1,750       1,780
  MI St. Johns Public Schools,
                       5.100%  05/01/25                        1,000       1,010
  NY New York City,
   Series 1997 A,
                       7.000%  08/01/07                        2,000       2,324
  PA Philadelphia School District,
   Series B,
                       5.500%  09/01/18                        2,000       2,048
  TX La Joya Independent School District,
   Series 1998,
                       5.500%  02/15/12                        1,000       1,048
                                                                        --------
                                                                          14,841
                                                                        --------

                       Investment Portfolio/June 30, 1998
--------------------------------------------------------------------------------

  SPECIAL NON-PROPERTY TAX - 9.3%
  FL Tampa Sports Authority,
   Tampa Bay Arena Project,
   Series 1995,
                       5.750%  10/01/25                     $  1,000    $  1,111
  NM Dona Ana County,
   Series 1998,
                       5.500%  06/01/15                        1,000       1,067
  NY New York City Transitional
   Finance Authority:
   Series A,
                       5.125%  08/15/21                        1,000         986
   Series 1998 C,
                       4.750%  05/01/23                        1,000         940
  NY State Local Government Assistance Corp.,
   Series 1993 E,
                       5.000%  04/01/21                        3,000       2,992
  PR Commonwealth of Puerto Rico
   Infrastructure Financing Authority,
   Series A,
                       5.000%  07/01/21                        4,000       3,946
  WV State Building Commission,
   Series 1997 A,
                       5.250%  07/01/09                        1,000       1,051
                                                                        --------
                                                                          12,093
                                                                        --------

  SPECIAL PROPERTY TAX - 0.8%
  CA Contra Costa County
   Public Financing Authority,
   Series 1992 A,
                       7.100%  08/01/22                        1,000       1,097
                                                                        --------

  STATE APPROPRIATED - 7.5%
  IN State Office Building Commission,
   Women's Prison,
   Series B,
                       6.250%  07/01/16 (g)                    2,820       3,238
  NY New York State Dormitory Authority,
   Consolidation City University,
   Series 1993-A,
                       5.750%  07/01/18                        5,000       5,411
  NY State Medical Care Facilities
   Finance Agency, Mental Health Services
   Facilities Improvement, Series 1991-A,
                       7.500%  02/15/21                          100         109
  NY State Urban Development Corp.,
                       5.600%  04/01/15                        1,000       1,055
                                                                        --------
                                                                           9,813
                                                                        --------

                       Investment Portfolio/June 30, 1998

--------------------------------------------------------------------------------
MUNICIPAL BONDS  - CONT.                                         PAR       VALUE
--------------------------------------------------------------------------------
TAX-BACKED - CONT.
  STATE GENERAL OBLIGATIONS - 4.7%
  CA State,
                       5.750%  03/01/19                     $  2,000    $  2,087
  CT State,
   Series 1996 C,
                       5.400%  11/01/14                        1,000       1,041
  MA Massachusetts Bay Transportation
   Authority, Series A,
                       5.000%  03/01/19                        1,000         979
  PR Commonwealth of Puerto Rico
   Aqueduct & Sewer Authority:
                       6.250%  07/01/12                        1,000       1,155
                       6.250%  07/01/13                          750         869
                                                                        --------
                                                                           6,131
                                                                        --------

 ................................................................................
TRANSPORTATION - 13.0%
  AIR TRANSPORTATION - 1.7%
  IN Indianapolis Airport Authority,
   Federal Express Corp.,
   Series 1994,
                       7.100%  01/15/17                        1,000       1,126
  NY Port Authority of New York & New Jersey,
   JFK International Air Terminal, Series 6,
                       6.250%  12/01/08                        1,000       1,132
                                                                        --------
                                                                           2,258
                                                                        --------

  AIRPORT - 1.1%
  CO Denver City and County Airport,
   Series B,
                       7.250%  11/15/23                          795         884
  MN Minneapolis & St. Paul
   Metropolitan Airport,
                       5.000%  01/01/22                          500         490
                                                                        --------
                                                                           1,374
                                                                        --------

  TOLL FACILITIES - 9.2%
  CA Foothill/Eastern Transportation
   Corridor Agency,
   Series 1995 A,
                       5.000%  01/01/35                        1,000         952
  CA San Joaquin Hills Transportation
   Corridor Agency, Series A,
                        (f)    01/15/15                        2,000         865
  CO State Public Highway Authority,
   Arapahoe Co., E-470, Series B,
                        (f)    09/01/11                        2,000       1,059
  FL Orlando & Orange County
   Expressway Authority,
                       5.000%  07/01/21                        5,000       4,900

                       Investment Portfolio/June 30, 1998
--------------------------------------------------------------------------------

  IL Chicago,
   Skyway Bridge,
   Series 1996,
                       5.375%  01/01/16                     $  1,750    $  1,787
  MA State Turnpike Authority,
   Series C,
                        (f)    01/01/18                        3,000       1,104
  NH State Turnpike Systems,
   Series 1991-C, IFRN (variable rate),
                       9.627%  11/01/17                        1,000       1,321
                                                                        --------
                                                                          11,988
                                                                        --------

  TRANSPORTATION - 1.0%
  IL Regional Transportation Authority,
   Series C,
                       7.750%  06/01/20                        1,000       1,359
                                                                        --------

 ................................................................................
UTILITY - 16.5%
   INDIVIDUAL POWER PRODUCER - 0.9%
   FL Martin County Industrial
   Development Authority,
   Indiantown Cogeneration Project,
   Series 1994 A,
                       7.875%  12/15/25                        1,000       1,173
                                                                        --------

  INVESTOR OWNED - 2.4%
  IN Petersburg Pollution Control,
   Indianapolis Power & Light Co.,
   Series 1993-B,
                       5.400%  08/01/17                        3,000       3,128
                                                                        --------

  JOINT POWER AUTHORITY - 2.4%
  IN State Municipal Power Agency,
   Series B,
                       6.000%  01/01/12                        2,000       2,245
  MN Southern Minnesota
   Municipal Power Agency,
   Series A,
                       5.000%  01/01/16                          150         148
  NC State Municipal Power Agency,
   Catawba Electric No. 1,
   Series 1998 A,
                       5.500%  01/01/15                          640         684
                                                                        --------
                                                                           3,077
                                                                        --------

  MUNICIPAL ELECTRIC - 5.3%
  CA Sacramento Municipal Utilities District,
   Series L,
                       5.125%  07/01/22                        1,850       1,829

                       Investment Portfolio/June 30, 1998

--------------------------------------------------------------------------------
MUNICIPAL BONDS  - CONT.                                       PAR        VALUE
--------------------------------------------------------------------------------
UTILITY - CONT.
  MUNICIPAL ELECTRIC - CONT.
  NC University of North Carolina at
   Chapel Hill,
                        (f)    08/01/14                     $  1,000    $    456
  NE Nebraska Public Power District,
                       5.250%  01/01/11                        1,000       1,040
  NY Long Island Power Authority,
                       5.000%  12/01/18                        1,500       1,468
  OH Cleveland,
   Series 1996 1,
                       5.000%  11/15/24                        1,000         976
  TN Metropolitan Government,
   Nashville & Davidson Counties,
   Series 1996 A,
                        (f)    05/15/09                        1,825       1,109
                                                                        --------
                                                                           6,878
                                                                        --------

  WATER & SEWER - 5.5%
  MA State Water Resources Authority,
   Series 1993-B,
                       5.000%  03/01/22                        1,000         966
  MS V Lakes Utility District,
                       8.250%  07/15/24                          140         112
  PA Erie Sewer Authority,
                       5.625%  06/01/17                        1,500       1,568
  SC Chester Metropolitan Water District,
                       5.000%  03/01/15                        1,000         995
  TX Houston Water & Sewer System,
   Series D,
                       5.000%  12/01/17                        2,000       1,961
  TX Nueces River Authority,
   Corpus Christi Lake Texana Project,
                       5.250%  07/15/17                        1,500       1,516
                                                                        --------
                                                                           7,118
                                                                        --------

TOTAL MUNICIPAL BONDS  (cost of $118,324)                                127,094
                                                                        --------

OPTIONS - 0.1%                                              CONTRACTS
--------------------------------------------------------------------------------
  September 1998 Treasury Bond Put:
  Strike Price 120, expiration 08/22/98
  (cost $69)                                                   6,000          20
  September 1998 Treasury Bond Call:
  Strike Price 124, expiration 08/22/98
  (cost $56)                                                   7,000          88
                                                                        --------
                                                                             108
                                                                        --------

TOTAL INVESTMENTS - 97.7% (cost of $118,449)(h)                          127,202
                                                                        --------

                       Investment Portfolio/June 30, 1998
--------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS  - 0.5%                                 PAR
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (i)
  MS Perry County,
   Leaf River Forest Project,
                       3.800%  03/01/02                     $    700    $    700
                                                                        --------

OTHER ASSETS & LIABILITIES, NET - 1.8%
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                     $130,207
                                                                        --------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) This is a restricted security which was acquired on February 25, 1996 at a cost of $1,432. This security represents 1.0% of the Fund's net assets as of June 30, 1998.

(b) Accrued interest accumulates in the value of the security and is payable at redemption.

(c) The value of this security represents fair value as determined under procedures approved by the Trustees.

(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1998, the value of these securities amounted to $2,206 or 1.7% of net assets.

(e) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.

(f) Zero coupon bond.

(g) These securities, or a portion thereof, with a total market value of $3,238 are being used to collateralize the September 1998 Treasury Bond Call option.

(h) Cost for federal income tax purposes is $118,450.

(i) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of June 30, 1998.




                    Acronym                 Name
                    -------                 ----
                     IFRN         Inverse Floating Rate Note


See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                            JUNE 30, 1998 (UNAUDITED)


(in thousands except for per share amount)
ASSETS
Investments at value (cost $118,449)                                                $127,202
Short-term obligations                                                                   700
                                                                                    ---------
                                                                                     127,902
Cash                                                                $   42
Receivable for:
  Interest                                                           2,278
  Investments sold                                                      35
Other                                                                    2             2,357
                                                                    -------         ---------
     Total Assets                                                                    130,259

LIABILITIES
Accrued:
  Deferred Trustees fees                                                 4
Other                                                                   48
                                                                    -------
     Total Liabilities                                                                    52
                                                                                    ---------

NET ASSETS  at value for 11,509
  shares of beneficial interest outstanding                                         $130,207
                                                                                    =========

Net asset value per share                                                           $  11.31
                                                                                    =========

COMPOSITION OF NET ASSETS
Capital paid in                                                                     $127,931
Undistributed net investment income                                                      119
Accumulated net realized loss                                                         (6,596)
Net unrealized appreciation                                                            8,753
                                                                                    ---------
                                                                                    $130,207
                                                                                    =========



See notes to financial statements.

                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1998
                                   (UNAUDITED)


(in thousands)
INVESTMENT INCOME
Interest                                                                                              $4,017

EXPENSES
Management fee                                                                          $   426
Transfer agent                                                                                8
Bookkeeping fee                                                                              18
Trustees fee                                                                                (a)
Custodian fee                                                                                 1
Audit fee                                                                                    11
Legal fee                                                                                     4
Reports to shareholders                                                                       6
Other                                                                                        33          507
                                                                                        --------      -------
       Net Investment Income                                                                           3,510
                                                                                                      -------


NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
 Investments                                                                              1,441
 Closed futures contracts                                                                  (102)
                                                                                        --------
  Net Realized Gain                                                                                    1,339

Net unrealized appreciation (depreciation) during the period on:
 Investments                                                                             (2,663)
 Open futures contracts                                                                      40
                                                                                        --------

Net Unrealized
Depreciation                                                                                          (2,623)
                                                                                                      -------
           Net Loss                                                                                   (1,284)
                                                                                                      -------
Increase in Net Assets from Operations                                                                $2,226
                                                                                                      =======



(a) Rounds to less than one.



See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                (Unaudited)
                                                                Six months          Year
                                                                  ended             ended
(in thousands)                                                   June 30          December 31
INCREASE (DECREASE) IN NET ASSETS                                  ----              ----
                                                                   1998              1997

Operations:
Net investment income                                            $  3,510          $  7,113
Net realized gain                                                   1,339             1,650
Net unrealized appreciation (depreciation)                         (2,623)            4,917
                                                                 ---------         ---------
    Net Increase from Operations                                    2,226            13,680

Distributions:
From net investment income                                         (3,522)           (7,302)
                                                                 ---------         ---------
        Total Increase (Decrease)                                  (1,296)            6,378

NET ASSETS
   Beginning of period                                            131,503           125,125
                                                                 ---------         ---------
   End of period (including undistributed net
     investment income of $119 and $107,
     respectively)                                               $130,207          $131,503
                                                                 =========         =========

NUMBER OF FUND SHARES
Outstanding at end of period                                       11,509            11,509
                                                                 =========         =========



See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 1998 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
 ...............................................................................
In the opinion of management of Colonial Investment Grade Municipal Trust (the
Fund), the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at June 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
 ...............................................................................
ORGANIZATION: The Fund is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds. The Fund authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

                   Notes to Financial Statements/June 30, 1998
--------------------------------------------------------------------------------

NOTE 2. ACCOUNTING POLICIES - CONT.
 ...............................................................................
FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
 ...............................................................................
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Fund's average weekly net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average net assets over $50 million.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION
 ...............................................................................
INVESTMENT ACTIVITY: During the six months ended June 30, 1998, purchases and sales of investments, other than short-term obligations, were $19,184,168 and $18,085,610, respectively.

Unrealized appreciation (depreciation) at June 30, 1998, based on cost of investments for federal income tax purposes was:

          Gross unrealized appreciation            $ 10,716,142
          Gross unrealized depreciation              (1,964,325)
                                                   ------------
              Net unrealized appreciation          $  8,751,817
                                                   ============

                   Notes to Financial Statements/June 30, 1998
--------------------------------------------------------------------------------

CAPITAL LOSS CARRYFORWARDS: At December 31, 1997, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

        Year of        Capital loss
       expiration      carryforward
       ----------      ------------
          2001          $1,615,000
          2002           2,046,000
          2003           2,611,000
          2004           1,454,000
                        ----------
                        $7,726,000
                        ==========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: At June 30, 1998, the Fund had greater than 10% of its net assets invested in New York.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's Statement of Assets and Liabilities at any given time.

                   Notes to Financial Statements/June 30, 1998
--------------------------------------------------------------------------------

NOTE 5. RESULTS OF ANNUAL SHAREHOLDER MEETING
 ...............................................................................
On May 27, 1998, the Annual Meeting of Shareholders of the Fund was held to elect two Trustees and to ratify the selection of Price Waterhouse LLP as independent accountants for the fiscal year ending December 31, 1998. On March 2, 1998, the record date of the Meeting, the Fund had outstanding 11,513,223 shares of beneficial interest. The votes cast at the Meeting were as follows:

Election of two Trustees:

                                                                AUTHORITY
                                             FOR                WITHHELD
                                             ---                --------
          Richard W. Lowry                10,473,262             182,185
          Robert L. Sullivan              10,471,711             183,736

The Board of Trustees also consists of Robert J. Birnhaum, Lora S. Collins, Tom Bleasdale, James E. Grinnell, William E. Mayer, James L. Moody, Jr. and John J. Neuhauser.


Ratification of the selection of Price Waterhouse LLP as independent accountants:

                 FOR                 AGAINST             ABSTAIN
                 ---                 -------             -------
              10,410,231             29,340              215,876

                              FINANCIAL HIGHLIGHTS

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:


                                                      (Unaudited)
                                                      Six months
                                                        ended
                                                       June 30                   Year ended December 31
                                                         1998                  1997                   1996
                                                         ----                  ----                   ----
 Net asset value -
    Beginning of period                               $  11.430              $ 10.870               $ 11.050
                                                      ---------              ---------              ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                    0.307                 0.620                  0.630
 Net realized and
 unrealized gain (loss)                                  (0.121)                0.575                 (0.193)
                                                      ---------              ---------              ---------
    Total from Investment
       Operations                                         0.186                 1.195                  0.437
                                                      ---------              ---------              ---------
 LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
 From net investment income                              (0.306)               (0.635)                (0.617)
                                                      ---------              ---------              ---------
 Net asset value -
    End of period                                     $  11.310              $ 11.430               $ 10.870
                                                      ---------              ---------              ---------

 Market price per share                               $  10.687              $ 10.560               $ 10.130
                                                      ---------              ---------              ---------
 Total return - based on
    net asset value (a)                                   1.75%(c)             11.61%                  4.60%
                                                      ---------              ---------              ---------
 Total return - based on market
    value (b)                                             4.07%(c)             10.76%                  9.06%
                                                      ---------              ---------              ---------

 RATIOS TO AVERAGE NET ASSETS
 Expenses (d)                                             0.77%(e)              0.83%                  0.88%
 Net investment income (d)                                5.37%(e)              5.63%                  5.80%
 Portfolio turnover                                         14%(c)                21%                    20%
 Net assets at end
 of period (000)                                      $ 130,207              $131,503               $125,125



(a)      Total return at net asset value assuming all distributions reinvested.
(b) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(c)      Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e)      Annualized.

                              FINANCIAL HIGHLIGHTS


Selected per share data, total return, ratios and supplemental data throughout each period are as follows:


                                                                     Year ended December 31
                                                       -------------------------------------------------
                                                         1995                1994                 1993
                                                         ----                ----                 ----
Net asset value -
   Beginning of period                                 $   9.930          $  11.050            $  10.960
                                                       ----------         ----------           ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                      0.644              0.673                0.788
Net realized and
unrealized gain (loss)                                     1.111             (1.121)               0.090
                                                       ----------         ----------           ---------
   Total from Investment
      Operations                                           1.755             (0.448)               0.878
                                                       ----------         ----------           ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                (0.635)            (0.672)              (0.788)
                                                       ----------         ----------           ---------
Net asset value -
   End of period                                       $  11.050          $   9.930            $  11.050
                                                       ==========         ==========           =========

Market price per share                                 $   9.880          $   9.250            $  10.750
                                                       ==========         ==========           =========
Total return - based on net
   asset value (a)                                        18.63%            (4.08)%                7.75%
                                                       ==========         ==========           =========
Total return - based on market
   value (b)                                              13.87%            (8.12)%              (2.16)%
                                                       ==========         ==========           =========

RATIOS TO AVERAGE NET ASSETS
Expenses                                                   1.08%(c)           0.94%                0.87%
Net investment income                                      6.08%(c)           6.46%                7.08%
Portfolio turnover                                           37%                34%                  35%
Net assets at end
of period (000)                                        $ 127,118          $ 114,260            $ 127,213



(a)      Total return at net asset value assuming all distributions reinvested.
(b) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

                           DIVIDEND REINVESTMENT PLAN

As a shareholder in the Fund you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income and net short-term capital gains monthly and net long-term capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan") all distributions are reinvested automatically in additional shares of the Trust, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of Fund shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. However, if the market price of shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares. The aggregate market value of the shares may constitute taxable income to shareholders for federal income tax purposes.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan ordinarily are held in uncertificated form, although each participant has the right to receive certificates for whole shares owned by the participant. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

There is no charge to Plan participants for reinvesting distributions. Fees and expenses of the Plan other than brokerage charges are paid by the Trust. Participants bear a pro-rata share of brokerage charges incurred on open market purchases of shares issued under the Plan.

A shareholder may elect not to participate or terminate his or her participation in the Plan by written notice to the Plan administrator. Such notice must be received by the Plan administrator before the dividend record date in order to be effective with respect to that dividend. The Plan may be amended or terminated on 30 days' written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan should be directed to The First National Bank of Boston, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 1681, Boston, Massachusetts 02105, Attention: Dividend Reinvestment Department.

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                                      24

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                                      25

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                                      26

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Investment Grade Municipal Trust is:
The First National Bank of Boston
100 Federal Street
Boston, MA 02110
1-617-575-3120
1-800-730-6001


Colonial Investment Grade Municipal Trust mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial Investment Grade Municipal Trust.

                                    TRUSTEES
ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President - Operations, The Rockport Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

ROBERT L. SULLIVAN
Retired Partner, KPMG Peat Marwick LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)







                                                 IG-03/614F-0698 M (8/98) 98/801